FAIR VALUE MEASUREMENTS (Significant Unobservable Inputs) (Details) - Level 3 [Member]	Dec. 31, 2023
Expected volatility | Available for sale securities non current
FAIR VALUE MEASUREMENTS
Unobservable inputs	50.60
Expected volatility | Equity securities Applying fair value option
FAIR VALUE MEASUREMENTS
Unobservable inputs	33.6
Risk free interest rate | Available for sale securities non current
FAIR VALUE MEASUREMENTS
Unobservable inputs	2.3
Risk free interest rate | Equity securities Applying fair value option
FAIR VALUE MEASUREMENTS
Unobservable inputs	2.1
Convertible Senior Notes | Expected volatility
FAIR VALUE MEASUREMENTS
Unobservable inputs	61.53
Convertible Senior Notes | Risk free interest rate
FAIR VALUE MEASUREMENTS
Unobservable inputs	5.11
Convertible Senior Notes | Discount rate
FAIR VALUE MEASUREMENTS
Unobservable inputs	24.36
Foreign exchange option | Expected volatility | Minimum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	5.44
Foreign exchange option | Expected volatility | Maximum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	6.92
Foreign exchange option | Risk free interest rate
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.0208